Shareholder Report, Average Annual Return (Details) 199447_Wahed Dow Jones Islamic World ETF_TF_TSR Annual {TF}	12 Months Ended	53 Months Ended
	May 31, 2026	May 31, 2026
Wahed Dow Jones Islamic World ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wahed Dow Jones Islamic World ETF NAV
Average Annual Return, Percent	51.40%	11.44%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	32.77%	10.71%
Dow Jones Islamic Market International Titans 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Islamic Market International Titans 100 Total Return Index
Average Annual Return, Percent	47.18%	10.98%